Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	215 Months Ended	239 Months Ended	309 Months Ended	312 Months Ended		350 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025		Dec. 31, 2025 [3]
No Load Class Prospectus | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			17.88%	14.42%	14.82%				8.07%	[1],[2]	10.05%
No Load Class Prospectus | NASDAQ Composite® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Total Return Index
Average Annual Return, Percent			21.14%	13.35%	17.66%
No Load Class Prospectus | NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Index
Average Annual Return, Percent			20.36%	12.52%	16.59%						10.57%
No Load Class Prospectus | MSCI ACWI Net Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net Total Return Index
Average Annual Return, Percent			22.34%	11.19%	11.72%				6.21%	[2]
No Load Class Prospectus | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%				6.21%	[1]
No Load Class Prospectus | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR
Average Annual Return, Percent			17.88%	14.42%	14.82%			8.17%
No Load Class Prospectus | MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	MSCI USA Small Cap Index
Average Annual Return, Percent	[5]		(8.66%)	21.11%	18.22%			12.22%
No Load Class Prospectus | S&P 600® SmallCap Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	S&P 600® SmallCap Index TR
Average Annual Return, Percent	[5]		6.02%	7.31%	9.81%			9.16%
No Load Class Prospectus | S&P 500® TR Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® TR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%		10.90%
No Load Class Prospectus | MSCI EAFE Index (reflects no deductions of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Net (USD) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			31.22%	8.92%	8.18%		5.28%
No Load Class Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%	2.91%
No Load Class Prospectus | Bloomberg U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			8.62%	4.51%	6.53%	6.94%
No Load Class Prospectus | CBOE S&P 500 BuyWrite Monthly Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CBOE S&P 500 BuyWrite Monthly Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			8.91%	9.33%	7.31%	6.07%
No Load Class Prospectus | CBOE S&P 500 PutWrite Index (PUT) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CBOE S&P 500 PutWrite Index (PUT) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			9.19%	10.59%	7.98%	7.22%
No Load Class Prospectus | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(9.04%)	12.71%	15.49%						14.65%
Performance Inception Date		Oct. 21, 1996
No Load Class Prospectus | Kinetics Internet Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(9.42%)	12.43%	13.84%						13.71%
No Load Class Prospectus | Kinetics Internet Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(5.08%)	10.14%	12.24%						12.98%
No Load Class Prospectus | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.89%	16.61%	15.64%				3.60%	[1]
Performance Inception Date		Dec. 31, 1999
No Load Class Prospectus | Kinetics Global Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.16%	15.83%	14.98%				3.16%	[1]
No Load Class Prospectus | Kinetics Global Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.04%	13.12%	12.99%				2.73%	[1]
No Load Class Prospectus | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(14.59%)	19.01%	16.74%				11.31%	[2]
Performance Inception Date		Dec. 31, 1999
No Load Class Prospectus | Kinetics Paradigm Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(16.11%)	17.92%	15.86%				10.91%	[2]
No Load Class Prospectus | Kinetics Paradigm Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(7.52%)	15.40%	14.07%				10.07%	[2]
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.66%)	21.10%	18.22%			12.22%
Performance Inception Date		Mar. 20, 2000
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(8.70%)	20.41%	17.88%			11.97%
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(5.10%)	17.17%	15.63%			10.97%
No Load Class Prospectus | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.09%)	19.47%	18.90%		11.92%
Performance Inception Date		Jan. 31, 2006
No Load Class Prospectus | Kinetics Market Opportunities Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(3.24%)	19.15%	18.35%		11.58%
No Load Class Prospectus | Kinetics Market Opportunities Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.72%)	15.82%	15.99%		10.35%
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.13%	3.19%	3.72%	3.92%
Performance Inception Date		Feb. 11, 2008
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.93%	1.48%	2.02%	2.34%
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Return After Taxes on Distributions and Sale of Fund Shares(1)
Average Annual Return, Percent	[6]		3.01%	1.69%	2.11%	2.37%
Institutional Class Prospectus | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			17.88%	14.42%	14.82%				8.07%	[1]
Institutional Class Prospectus | NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Index
Institutional Class Prospectus | MSCI ACWI Net Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net Total Return Index
Institutional Class Prospectus | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR
Institutional Class Prospectus | MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	MSCI USA Small Cap Index
Institutional Class Prospectus | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Percent			2.89%	16.61%	15.64%				3.60%	[1]
Institutional Class Prospectus | Kinetics Global Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.16%	15.83%	14.98%				3.16%	[1]
Institutional Class Prospectus | Kinetics Global Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.04%	13.12%	12.99%				2.73%	[1]
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class C | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class C | MSCI ACWI Net Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net Total Return Index
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class C | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class C | NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Index
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class C | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class A | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class A | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class A | NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Index
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class A | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Advisor A & C Prospectus | Kinetics Global Fund, Advisor Class C | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class C | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class C | MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	MSCI USA Small Cap Index
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class C | S&P 600® SmallCap Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]		S&P 600® SmallCap Index TR
Advisor A & C Prospectus | Kinetics Global Fund, Advisor Class A | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A | MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	MSCI USA Small Cap Index
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A | S&P 600® SmallCap Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	S&P 600® SmallCap Index TR

[1]	The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.
[2]	The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.
[3]	The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.
[4]	The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.
[5]	Effective April 30, 2026, the secondary broad-based index used for comparison with the Small Cap Fund’s performance changed from the S&P 600 SmallCap Index TR to the MSCI USA Small Cap Index, which more closely reflects the types of securities in which the Fund invests.
[6]	In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.